CONDENSED SEPARATE FINANCIAL INFORMATION OF VEON LTD - Condensed Statements of Comprehensive Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Condensed Statement of Income Captions [Line Items]
Total comprehensive income (loss) for the year, net of tax	$ 279	$ 347	$ 96
Veon Ltd.
Condensed Statement of Income Captions [Line Items]
Total comprehensive income (loss) for the year, net of tax	$ 0	$ 0	$ 0